------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: August 31, 2011

                                                        Estimated average burden
                                                        hours per response: 18.9
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-10529
                                   ------------------------------------

                                 The GKM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  11150 Santa Monica Boulevard, Suite 850    Los Angeles, California     90025
--------------------------------------------------------------------------------
                (Address of principal executive offices)              (Zip code)

                                Timothy J. Wahl

  GKM Advisers, LLC 11150 Santa Monica Blvd., Suite 850 Los Angeles, CA 90025
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605
                                                     --------------------

Date of fiscal year end:         July 31, 2008
                          ------------------------------

Date of reporting period:        July 31, 2008
                          ------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

================================================================================


                            [LOGO OMITTED] GKM FUNDS


                                 GKM GROWTH FUND


                                 ANNUAL REPORT
                                  JULY 31, 2008


================================================================================

GKM GROWTH FUND
================================================================================
                                                              September 10, 2008

Dear Shareholders:

As we close our seventh fiscal year ending July 31, I would like to thank you for joining us as shareholders of the GKM Growth Fund (the "Fund"). All of us at GKM Advisers continue to share a common goal - helping our clients realize their financial objectives through the long term compounding of capital.

GKM GROWTH FUND PERFORMANCE
---------------------------

As we reflect on 2008, volatility in the equity markets has remained a common theme. After surging more than 14% from March lows, the S&P 500 Index (the "S&P") gave back all of those gains and more through the middle of July. For the fiscal year ended July 31, 2008, the Fund and the S&P were 15.3% and 11.1% lower, respectively. Since inception (December 28, 2001), the Fund has grown at an average annualized return of 3.8% vs. 3.2% for the S&P. The Fund has gained a cumulative 28.1% vs. the S&P's cumulative gain of 23.0%.

The Financial sector continued to struggle in 2008 and led the markets down with a -26% return as the process of asset deflation accelerated. This is the second year in a row financials have been the worst performing sector. While financial companies represented the largest component of the S&P at the beginning of the fiscal year at 18%, the Fund held less than a 1% weighting in this sector, which positively impacted the Fund's performance relative to the S&P during the last 12 months. Conversely, Energy represented 14% of the S&P and returned 5.1% during the fiscal year. We have no positions in the Energy sector, which negatively impacted the Fund's performance during this period. Finally, leverage in the Fund's portfolio amplified the Fund's underperformance during the fiscal year.

Over the life of the Fund we have avoided non-traditional growth areas in the economy, some of which have performed quite well. As noted in previous letters to our shareholders, the Energy sector and other commodity-type stocks tend to move up and down, sometimes in quite volatile fashion, while not typically being within the most attractive growth areas over the long haul. Over the life of the Fund, the Energy sector has vastly outperformed all other sectors of the S&P. In fact, it nearly doubled the second best performing sector (Utilities). Recently, there have been extraordinary sharp declines in both these categories.

Energy (+163%), Utilities (+87%) and Materials (+32%) have been the top three performing sectors over the life of the Fund. While we've maintained a market weighting in the Materials sector, the Fund has not held positions in either Energy or Utilities, which together make up 18% of the S&P. Over the life of the Fund, the dominant performance of these non-traditional growth sectors has negatively impacted the Fund's performance relative to the S&P.

Consistent with the last five fiscal years, our largest concentrations are in what we consider to be the most dynamic, growing and profitable areas of the economy. Our largest concentrations continue to be Information Technology (45%), Health Care (30%) and Industrials (18%). Our performance is driven by these growing areas of the economy as well as avoidance of troubled industries such as Automobiles and Airlines. This has served us well.

RISK MANAGEMENT AND DIVERSIFICATION
-----------------------------------

Our investment philosophy dictates that we pay attention to the management of risk. We define risk simply as the permanent loss of capital. We endeavor to manage this risk by investing in what we consider to be superior companies with profitable operating histories and managements focused towards building and maintaining defendable franchises with ample cash flows and sound balance sheets. Additionally, we manage sector risk by diversifying among growing sectors of the economy that we believe will show continuous and robust growth over many years. It's important to note that at times our security selection process results in the Fund being more or less concentrated in various sectors of the S&P, thus potentially adding to the Fund's sector risk.

Finally, we mitigate specific stock risk through holding a diversified portfolio of companies in the Fund. As of July 31, 2008, the Fund held positions in 76 companies, with the Fund's top 10 holdings representing 28.5% of the Fund, and the largest holding representing 4.2% of Fund net assets.

PORTFOLIO TURNOVER
------------------

We do not confuse activity with progress. The average portfolio turnover ratio within the mutual fund industry is currently in excess of 100%, meaning that the average stock holding period for most funds is less than 1 year. The average of the Fund's portfolio turnover ratios for each of the first seven full fiscal years is approximately 7%, which means that we hold our positions an average of 14 years or 14 times as long as the average fund. It's important to understand that it is impossible to outperform the S&P as we have done over the long-term with low turnover, unless you're buying the right companies in the first place.

Our low turnover rate also has the added benefit of minimizing what can be a potentially large drag on investment performance - taxes. Industry studies have shown that taxes can drag down the performance of the average fund with an average turnover ratio (100%) by 2% annually. This 2% drag is something we attempt to avoid by seeking out good long-term investments.

MARKET COMMENTARY
-----------------

The U.S. economy remains resilient as it continues to wrestle with weakness in housing, tight credit markets, high energy prices, weakening employment, and inflationary pressures. Forecasts of the U.S. economy's demise have not been fulfilled. Gross Domestic Product ("GDP") for the second quarter grew in excess of 3%, up from roughly a 1% annual growth rate in the first quarter. Much of the strength in GDP has come from strong exports, government spending, and the recent $140 billion fiscal stimulus package that has placed cash in the hand of a weak consumer.

This moderate pace of economic growth has been accompanied by a steady increase in pricing pressures. Escalating oil prices, which have doubled in the past year, have been a major factor in the 4.2% year over year increase in the Consumer Price Index ("CPI"). The sustainability of this dramatic move in crude oil has come into question as global GDP growth has moderated and demand has weakened. We may continue to witness a deceleration in demand growth coupled with a modest increase in supply, which should ultimately limit pricing pressures on the tight energy supplies. Decreasing oil and commodity prices have the potential to lessen the threat of inflation as the strain of high energy bills and increased food costs abates.

Monetary policy makers have held rates at generational lows of 2% with the hopes of stabilizing the housing market and related stresses in the financial industry. In the Federal Reserve's policy announcements of late, Ben Bernanke stated the risk of a severe economic slowdown has subsided, while inflation concerns remain. Oil prices have corrected 22% from their July 11th high of $148 per barrel. The Federal Reserve will be monitoring the contraction in housing and employment, and the slowdown in global GDP growth to help determine where monetary policy will stand moving forward.

Financial institutions of all kinds are producing negative headlines on a daily basis. Starting with the collapse of Bear Stearns, the Fed has had to deal with the stability of Lehman, Indy Mac, Freddie Mac, Fannie Mae, etc. In other fields, GM and Ford are troubled, airlines are bleeding red ink, and homebuilding is shrinking. It is not hard to understand why `the market' is in a bad mood. Moods do change.

As the economic climate for 2008 continues to be challenging, we believe higher quality growth companies will fare better in a slowing economy. We remain confident in the strength of capitalism, our economy, and common stocks remaining the asset class of choice for the long-term growth of capital.

Sincerely,

Timothy J. Wahl, CPA
President and Co-Portfolio Manager
GKM Advisers, LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end, are available at www.gkmfunds.com.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. TO OBTAIN A COPY OF THE FUND'S PROSPECTUS PLEASE VISIT WWW.GKMFUNDS.COM OR CALL 1-888-456-9518 AND A COPY WILL BE SENT TO YOU FREE OF CHARGE. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. THE GKM GROWTH FUND IS DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

THE LETTER TO SHAREHOLDERS SEEKS TO DESCRIBE SOME OF THE ADVISER'S CURRENT OPINIONS AND VIEWS OF THE FINANCIAL MARKETS. ALTHOUGH THE ADVISER BELIEVES IT HAS A REASONABLE BASIS FOR ANY OPINIONS OR VIEWS EXPRESSED, ACTUAL RESULTS MAY DIFFER, SOMETIMES SIGNIFICANTLY SO, FROM THOSE EXPECTED OR EXPRESSED.

THE GKM GROWTH FUND'S GROSS ANNUALIZED EXPENSE RATIO WAS 1.83% DURING THE YEAR ENDED JULY 31, 2008.

GKM FUNDS
GKM GROWTH FUND
PERFORMANCE INFORMATION
JULY 31, 2008 (UNAUDITED)
================================================================================

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                      GKM GROWTH FUND AND THE S&P 500 INDEX

                              [LINE GRAPH OMITTED]

           GKM Growth Fund                          S&P 500 Index
           ---------------                          -------------

       12/28/2001       $10,000               12/28/2001       $10,000
        1/31/2002         9,800                1/31/2002         9,744
        4/30/2002         9,700                4/30/2002         9,315
        7/31/2002         8,560                7/31/2002         7,918
       10/31/2002         8,620               10/31/2002         7,729
        1/31/2003         8,510                1/31/2003         7,501
        4/30/2003         9,130                4/30/2003         8,075
        7/31/2003         9,780                7/31/2003         8,761
       10/31/2003        10,700               10/31/2003         9,337
        1/31/2004        11,350                1/31/2004        10,095
        4/30/2004        11,100                4/30/2004         9,922
        7/31/2004        11,030                7/31/2004         9,915
       10/31/2004        11,650               10/31/2004        10,216
        1/31/2005        12,210                1/31/2005        10,723
        4/30/2005        11,600                4/30/2005        10,551
        7/31/2005        12,580                7/31/2005        11,308
       10/31/2005        12,250               10/31/2005        11,107
        1/31/2006        13,380                1/31/2006        11,837
        4/30/2006        13,660                4/30/2006        12,178
        7/31/2006        12,690                7/31/2006        11,916
       10/31/2006        14,050               10/31/2006        12,922
        1/31/2007        14,471                1/31/2007        13,555
        4/30/2007        14,981                4/30/2007        14,033
        7/31/2007        15,131                7/31/2007        13,839
       10/31/2007        16,422               10/31/2007        14,804
        1/31/2008        13,907                1/31/2008        13,241
        4/30/2008        13,445                4/30/2008        13,377
        7/31/2008        12,813                7/31/2008        12,304

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS*
                       (FOR PERIODS ENDED JULY 31, 2008)

                               1 Year      5 Years    Since Inception**
                               ------      -------    ---------------
      GKM Growth Fund (1)      -15.32%      5.55%          3.83%
      S&P 500 Index            -11.09%      7.03%          3.20%
--------------------------------------------------------------------------------

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**    Initial public offering of shares was December 28, 2001.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO INFORMATION
JULY 31, 2008 (UNAUDITED)
================================================================================

SECTOR CONCENTRATION VS. THE S&P 500 INDEX (% OF TOTAL INVESTMENTS)

                              [BAR CHART OMITTED]

                                             GKM Growth       S&P 500
                                                Fund           Index
        ----------------------------------------------------------------
        Energy                                  0.0%           14.1%
        Materials                               4.0%            3.8%
        Industrials                            12.5%           11.4%
        Consumer Discretionary                  6.5%            8.1%
        Consumer Staples                        3.9%           11.2%
        Health Care                            29.1%           12.7%
        Financials                              0.8%           15.3%
        Information Technology                 43.2%           16.5%
        Telecommunications Services             0.0%            3.1%
        Utilities                               0.0%            3.8%

TOP 10 EQUITY HOLDINGS
                                                             % OF
         SECURITY DESCRIPTION                              NET ASSETS
         -------------------------------------------------------------
         Google, Inc. - Class A                              4.2%
         Oracle Corporation                                  3.2%
         Trimble Navigation Ltd.                             3.1%
         Eli Lilly & Company                                 3.0%
         Medtronic, Inc.                                     2.7%
         Covance, Inc.                                       2.6%
         Microsoft Corporation                               2.5%
         Nokia Corporation - ADR                             2.5%
         Intuit, Inc.                                        2.4%
         International Business Machines Corporation         2.3%

GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2008
================================================================================
    SHARES   COMMON STOCKS -- 109.9%                                   VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 1.1%
     7,500   Boeing Company ....................................   $    458,325
                                                                   ------------
             AIR FREIGHT & LOGISTICS -- 1.0%
     5,300   FedEx Corporation .................................        417,852
                                                                   ------------
             BEVERAGES -- 2.2%
     7,000   Coca-Cola Company (The) ...........................        360,500
    12,000   Fomento Economico Mexicano, S.A.B de C.V. - ADR ...        550,320
                                                                   ------------
                                                                        910,820
                                                                   ------------
             BIOTECHNOLOGY -- 2.3%
     4,900   Genentech, Inc.* ..................................        466,725
     6,000   Genzyme Corporation* ..............................        459,900
                                                                   ------------
                                                                        926,625
                                                                   ------------
             CHEMICALS -- 4.4%
    12,700   Ecolab, Inc. ......................................        567,690
    23,600   Scotts Miracle-Gro Company (The) - Class A ........        459,728
    12,600   Sigma-Aldrich Corporation .........................        765,324
                                                                   ------------
                                                                      1,792,742
                                                                   ------------
             COMMERCIAL SERVICES & SUPPLIES -- 3.7%
    12,700   Manpower, Inc. ....................................        609,600
    11,700   Pitney Bowes, Inc. ................................        370,773
    14,700   Waste Management, Inc. ............................        522,438
                                                                   ------------
                                                                      1,502,811
                                                                   ------------
             COMMUNICATIONS EQUIPMENT -- 7.1%
    31,000   Cisco Systems, Inc.* ..............................        681,690
    21,100   Corning, Inc. .....................................        422,211
    37,200   Nokia Corporation - ADR ...........................      1,016,304
    13,700   QUALCOMM, Inc. ....................................        758,158
                                                                   ------------
                                                                      2,878,363
                                                                   ------------
             COMPUTERS & PERIPHERALS -- 7.8%
     4,000   Apple, Inc.* ......................................        635,800
    45,000   EMC Corporation* ..................................        675,450
    12,000   Hewlett-Packard Company ...........................        537,600
     7,400   International Business Machines Corporation .......        947,052
    24,000   Stratasys, Inc.* ..................................        373,200
                                                                   ------------
                                                                      3,169,102
                                                                   ------------
             CONSUMER FINANCE -- 0.9%
     9,300   American Express Company ..........................        345,216
                                                                   ------------

GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 109.9% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.6%
    13,600   Agilent Technologies, Inc.* .......................   $    490,416
    60,000   Flextronics International Ltd.* ...................        535,800
    37,800   Trimble Navigation Ltd.* ..........................      1,254,960
                                                                   ------------
                                                                      2,281,176
                                                                   ------------
             FOOD & STAPLES RETAILING -- 0.7%
    10,500   SYSCO Corporation .................................        297,780
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 11.9%
     4,000   Alcon, Inc. .......................................        689,720
    11,000   Baxter International, Inc. ........................        754,710
    20,000   Conceptus, Inc.* ..................................        341,400
     3,000   Intuitive Surgical, Inc.* .........................        933,870
    10,000   Kinetic Concepts, Inc.* ...........................        349,500
    21,000   Medtronic, Inc. ...................................      1,109,430
     7,500   Stryker Corporation ...............................        481,425
     4,500   SurModics, Inc.* ..................................        189,405
                                                                   ------------
                                                                      4,849,460
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES -- 1.7%
    12,700   Henry Schein, Inc.* ...............................        680,212
                                                                   ------------
             HOUSEHOLD DURABLES -- 1.8%
    20,800   Garmin Ltd. .......................................        741,936
                                                                   ------------
             INDUSTRIAL CONGLOMERATES -- 2.3%
     7,300   3M Company ........................................        513,847
    15,000   General Electric Company ..........................        424,350
                                                                   ------------
                                                                        938,197
                                                                   ------------
             INTERNET SOFTWARE & SERVICES -- 4.5%
     6,000   Akami Technologies, Inc.* .........................        140,040
     3,600   Google, Inc. - Class A* ...........................      1,705,500
                                                                   ------------
                                                                      1,845,540
                                                                   ------------
             IT SERVICES -- 5.2%
    17,900   Accenture Ltd. - Class A ..........................        747,504
     9,500   Affiliated Computer Services, Inc. - Class A* .....        457,900
     8,000   Automatic Data Processing, Inc. ...................        341,680
    17,000   Paychex, Inc. .....................................        559,640
                                                                   ------------
                                                                      2,106,724
                                                                   ------------
             LIFE SCIENCES TOOLS & SERVICES -- 6.1%
    11,400   Covance, Inc.* ....................................      1,046,520
     9,500   Dionex Corporation* ...............................        660,440
     7,300   Pharmaceutical Product Development, Inc. ..........        278,422
     7,000   Waters Corporation* ...............................        475,580
                                                                   ------------
                                                                      2,460,962
                                                                   ------------

GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 109.9% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             MACHINERY -- 2.8%
     5,000   Danaher Corporation ...............................   $    398,250
    18,100   Pall Corporation ..................................        731,602
                                                                   ------------
                                                                      1,129,852
                                                                   ------------
             MEDIA -- 2.8%
    10,300   McGraw-Hill Companies, Inc. (The) .................        418,901
    10,500   Meredith Corporation ..............................        268,380
    15,000   Walt Disney Company (The) .........................        455,250
                                                                   ------------
                                                                      1,142,531
                                                                   ------------
             PERSONAL PRODUCTS -- 1.3%
    19,000   Alberto-Culver Company ............................        509,770
                                                                   ------------
             PHARMACEUTICALS -- 10.0%
    14,000   Abbott Laboratories ...............................        788,760
    26,000   Eli Lilly & Company ...............................      1,224,860
    10,000   Merck & Company, Inc. .............................        329,000
    13,000   Novartis AG - ADR .................................        771,550
    12,600   Teva Pharmaceutical Industries Ltd. - ADR .........        564,984
    10,000   Wyeth .............................................        405,200
                                                                   ------------
                                                                      4,084,354
                                                                   ------------
             ROAD & RAIL -- 1.2%
     7,000   Norfolk Southern Corporation ......................        503,440
                                                                   ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.3%
    39,000   Applied Materials, Inc. ...........................        675,480
    13,700   Intel Corporation .................................        304,003
    15,000   NVIDIA Corporation* ...............................        171,600
     7,400   Texas Instruments, Inc. ...........................        180,412
                                                                   ------------
                                                                      1,331,495
                                                                   ------------
             SOFTWARE -- 14.0%
    19,000   Adobe Systems, Inc.* ..............................        785,650
    14,700   Amdocs Ltd.* ......................................        447,027
    21,200   Citrix Systems, Inc.* .............................        564,768
    36,000   Intuit, Inc.* .....................................        983,880
    40,000   Microsoft Corporation .............................      1,028,800
    60,000   Oracle Corporation* ...............................      1,291,800
    10,500   SAP AG - Sponsored ADR ............................        607,005
                                                                   ------------
                                                                      5,708,930
                                                                   ------------
             SPECIALTY RETAIL -- 2.6%
    13,700   Bed Bath & Beyond, Inc.* ..........................        381,271
    17,250   Men's Wearhouse, Inc. (The) .......................        343,447
    13,700   PetSmart, Inc. ....................................        311,127
                                                                   ------------
                                                                      1,035,845
                                                                   ------------

GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 109.9% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             TRADING COMPANIES & DISTRIBUTORS -- 1.6%
     7,300   Grainger (W.W.), Inc. .............................   $    653,423
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $37,126,589).............   $ 44,703,483
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 0.0%                                VALUE
--------------------------------------------------------------------------------
       264   First American Treasury Obligations Fund
             - Class Y, 1.64%# (Cost $264).......................  $        264
                                                                   ------------
             TOTAL INVESTMENTS AT VALUE -- 109.9%
             (Cost $37,126,853) ................................   $ 44,703,747

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.9%).....    (4,027,889)
                                                                   ------------

             NET ASSETS -- 100.0%...............................   $ 40,675,858
                                                                   ============

*     Non-income producing security

# Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2008.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2008
================================================================================
ASSETS
  Investments in securities:
     At acquisition cost .....................................   $   37,126,853
                                                                 ==============
     At value (Note 1) .......................................   $   44,703,747
  Dividends receivable .......................................           18,964
  Receivable for capital shares sold .........................            2,408
  Other assets ...............................................              935
                                                                 --------------
     Total Assets ............................................       44,726,054
                                                                 --------------

LIABILITIES
  Line of credit payable (Note 4) ............................        3,999,110
  Accrued investment advisory fees (Note 3) ..................           35,022
  Other liabilities ..........................................           16,064
                                                                 --------------
     Total Liabilities .......................................        4,050,196
                                                                 --------------

NET ASSETS ...................................................   $   40,675,858
                                                                 ==============

Net assets consist of:
  Paid-in capital ............................................   $   33,575,438
  Accumulated net realized losses from security transactions .         (476,474)
  Net unrealized appreciation on investments .................        7,576,894
                                                                 --------------
Net assets ...................................................   $   40,675,858
                                                                 ==============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......        3,188,371
                                                                 ==============

Net asset value, redemption price
  and offering price per share (Note 1) ......................   $        12.76
                                                                 ==============

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2008
================================================================================
INVESTMENT INCOME
  Dividends (Net of foreign tax of $11,864) ..................   $      560,771
                                                                 --------------

EXPENSES
  Investment advisory fees (Note 3) ..........................          653,033
  Trustees' fees .............................................            3,009
  Interest expense (Note 4) ..................................          197,818
                                                                 --------------
    TOTAL EXPENSES ...........................................          853,860
                                                                 --------------

NET INVESTMENT LOSS ..........................................         (293,089)
                                                                 --------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
  Net realized losses from security transactions .............         (224,506)
  Net change in unrealized
    appreciation/depreciation on investments .................       (7,073,845)
                                                                 --------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ............       (7,298,351)
                                                                 --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ...................   $   (7,591,440)
                                                                 ==============

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                       YEAR            YEAR
                                                       ENDED           ENDED
                                                   JULY 31, 2008   JULY 31, 2007
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) .................   $   (293,089)   $    203,557
  Net realized gains (losses) from security
     transactions ..............................       (224,506)        245,300
  Net change in unrealized appreciation/
     depreciation on investments ...............     (7,073,845)      7,157,532
                                                   ------------    ------------
Net increase (decrease) in net assets
     resulting from operations .................     (7,591,440)      7,606,389
                                                   ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...................       (171,453)        (32,120)
                                                   ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ....................      6,729,472       6,385,114
  Net asset value of shares issued in reinvestment
     of distributions to shareholders ..........        146,792          27,152
  Payments for shares redeemed .................     (7,964,742)     (3,146,644)
                                                   ------------    ------------
Net increase (decrease) in net assets from
  capital share transactions ...................     (1,088,478)      3,265,622
                                                   ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........     (8,851,371)     10,839,891

NET ASSETS
  Beginning of year ............................     49,527,229      38,687,338
                                                   ------------    ------------

  End of year ..................................   $ 40,675,858    $ 49,527,229
                                                   ============    ============

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME ........................   $         --    $    171,437
                                                   ============    ============

CAPITAL SHARE ACTIVITY
  Sold .........................................        473,212         440,785
  Reinvested ...................................          9,657           1,920
  Redeemed .....................................       (569,300)       (217,222)
                                                   ------------    ------------
  Net increase (decrease) in shares outstanding         (86,431)        225,483
  Shares outstanding, beginning of year ........      3,274,802       3,049,319
                                                   ------------    ------------
  Shares outstanding, end of year ..............      3,188,371       3,274,802
                                                   ============    ============

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED JULY 31, 2008
================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES
  Net decrease in net assets resulting from operations .....   $     (7,591,440)
  Adjustments to reconcile net decrease in net assets
  resulting from operations to net cash used in
  operating activities:
     Net realized loss from security transactions ..........            224,598
     Unrealized depreciation on investments ................          7,073,845
     Increase in dividend receivable .......................             (7,058)
     Increase in other assets ..............................               (686)
     Purchase of investment securities .....................         (7,099,261)
     Proceeds from sale of investment securities ...........          4,589,771
     Proceeds from sale of short-term investments, net .....                381
     Increase in other liabilities .........................             15,427
     Decrease in accrued investment advisory fees ..........            (12,791)
     Decrease in accrued Trustees fees' ....................             (2,250)
                                                               ----------------
       NET CASH USED IN OPERATING ACTIVITIES ...............         (2,809,464)
                                                               ----------------
CASH FLOWS FROM FINANCING ACTIVITIES*
     Increase in line of credit payable ....................          3,994,110
     Proceeds from shares sold .............................             75,285
     Cash distributions paid ...............................            (24,661)
     Payment for shares redeemed ...........................         (1,235,270)
                                                               ----------------
       NET CASH PROVIDED BY FINANCING ACTIVITIES ...........          2,809,464
                                                               ----------------


NET CHANGE IN CASH
  Cash, beginning of year ..................................                 --
                                                               ----------------
  Cash, end of year ........................................   $             --
                                                               ================

* Noncash financing activities not included herein consist of reinvestment of distributions of $146,792.

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================
                                         Per Share Data and Ratios for a Share Outstanding Throughout Each Year
---------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED
                                            -------------------------------------------------------------------
                                             JULY 31,      JULY 31,      JULY 31,      JULY 31,      JULY 31,
                                               2008          2007          2006          2005          2004
                                            ----------    ----------    ----------    ----------    ----------
Net asset value at beginning of year ....   $    15.12    $    12.69    $    12.58    $    11.03    $     9.78
                                            ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment income (loss) ..........        (0.09)         0.06         (0.06)        (0.03)        (0.05)
  Net realized and unrealized gains
    (losses) on investments .............        (2.22)         2.38          0.17          1.58          1.30
                                            ----------    ----------    ----------    ----------    ----------
Total from investment operations ........        (2.31)         2.44          0.11          1.55          1.25
                                            ----------    ----------    ----------    ----------    ----------

Less distributions from:
  Net investment income .................        (0.05)        (0.01)           --            --            --
                                            ----------    ----------    ----------    ----------    ----------

Net asset value at end of year ..........   $    12.76    $    15.12    $    12.69    $    12.58    $    11.03
                                            ==========    ==========    ==========    ==========    ==========

Total return ............................      (15.32%)       19.24%         0.87%        14.05%        12.78%
                                            ==========    ==========    ==========    ==========    ==========

Net assets at end of year (000's) .......   $   40,676    $   49,527    $   38,687    $   35,808    $   22,652
                                            ==========    ==========    ==========    ==========    ==========

Ratio of expenses to average net assets .        1.83%         1.41%         1.41%         1.41%         1.42%

Ratio of expenses to average net assets
  excluding borrowing costs .............        1.41%         1.41%         1.41%         1.41%         1.42%

Ratio of net investment income
  (loss) to average net assets ..........       (0.63%)        0.45%        (0.47%)       (0.28%)       (0.56%)

Portfolio turnover rate .................           9%            3%           12%           11%            8%


See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2008
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The GKM Growth Fund (the "Fund") is a diversified series of The GKM funds (the "Trust"), an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001. The public offering of shares of the Fund commenced on December 28, 2001. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The investment objective of the Fund is long-term capital appreciation.

SECURITIES VALUATION - Equity securities of the Fund generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Trust is open for business. The net asset value is calculated by dividing the value of the Fund's total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the years ended July 31, 2008 and July 31, 2007, respectively, was ordinary income.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of July 31, 2008:
--------------------------------------------------------------------------------
Cost of portfolio investments ................................     $ 37,126,853
                                                                   ============
Gross unrealized appreciation ................................     $ 11,040,250
Gross unrealized depreciation ................................       (3,463,356)
                                                                   ------------
Net unrealized appreciation ..................................     $  7,576,894
Capital loss carryforwards ...................................         (252,538)
Post-October losses ..........................................         (223,936)
                                                                   ------------
Total distributable earnings .................................     $  7,100,420
                                                                   ============
--------------------------------------------------------------------------------

As of July 31, 2008, the Fund had capital loss carryforwards of $252,538, of which $97,687 expires July 31, 2012, $149,434 expires July 31, 2013, $4,847 expires July 31, 2014 and $570 expires July 31, 2016. In addition, the Fund had net realized losses of $223,936 during the period November 1, 2007 through July 31, 2008, which are treated for federal income tax purposes as arising during the Fund's tax year ending July 31, 2009. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the year ended July 31, 2008, the Fund reclassified $293,105 of net investment loss against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, had no effect on the Fund's net assets or net asset value per share.

The Financial Accounting Standards Board's ("FASB") Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Fund's tax returns remains open for the years ended July 31, 2005 through July 31, 2007.

2.    INVESTMENT TRANSACTIONS

During the year ended July 31, 2008, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $7,099,261 and $4,589,771, respectively.

3.    TRANSACTIONS WITH AFFILIATES

A Trustee and certain officers of the Trust are affiliated with GKM Advisers, LLC (the "Adviser") or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment management fee at the annual rate of 1.40% of the Fund's average daily net assets.

The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person Trustees, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

The Trust and the Adviser have entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).

During the year ended July 31, 2008, the Fund paid commissions of $5,597 to Samuels Chase & Co., Inc., a broker-dealer affiliated with the Adviser, to execute portfolio transactions.

The Fund  pays  each  Trustee  who is not  affiliated  with the  Adviser  $1,000
annually.   Trustees  who  are  affiliated  with  the  Adviser  do  not  receive compensation.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4.    BANK LINE OF CREDIT

The Fund has a secured bank line of credit that provides a maximum borrowing of up to $12,800,000. The line of credit may be used to cover redemptions or it may be used by the Adviser for investment purposes. When used for investment purposes, the Fund will be using the investment technique of "leverage." Please see the Fund's current prospectus for detailed information on the investment strategies and associated risks involved with the use of leverage by the Fund. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. In addition, the line of credit matures on December 15, 2008. During the year ended July 31, 2008, the Fund incurred $197,818 of interest expense related to borrowings. The average debt outstanding and the average interest rate during the year ended July 31, 2008 were $3,308,060 and 5.98%, respectively. The largest outstanding borrowing during the year ended July 31, 2008 was $5,103,300. As of July 31, 2008, the Fund had outstanding borrowings of $3,999,110. All securities are pledged as collateral for the Fund's bank line of credit.

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    NEW ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees of GKM Funds
and the Shareholders of GKM Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the GKM Growth Fund, a series of shares of beneficial interest of GKM Funds, as of July 31, 2008, and the related statement of operations and the statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2004 were audited by other auditors, whose report dated August 27, 2004 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GKM Growth Fund as of July 31, 2008, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                             /s/ Briggs Bunting & Dougherty, LLP

Philadelphia, Pennsylvania
September 10, 2008

GKM FUNDS
GKM GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2008 - July 31, 2008).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return before expenses. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios for the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

GKM FUNDS
GKM GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================
--------------------------------------------------------------------------------
                                   BEGINNING         ENDING
                                 ACCOUNT VALUE    ACCOUNT VALUE   EXPENSES PAID
                               FEBRUARY 1, 2008   JULY 31, 2008   DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return .....  $1,000.00        $  921.30         $9.12
Based on Hypothetical 5% Return
     (before expenses) ..........  $1,000.00        $1,015.37         $9.57
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.91% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-888-GKM-9518. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

For the year ended July 31, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $171,453 as taxed at a maximum rate of 15%. For the year ended July 31, 2008, 100% of the dividends paid from ordinary income by the Fund qualified for the dividends received deduction for corporations. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

GKM FUNDS
GKM GROWTH FUND
INFORMATION REGARDING TRUSTEES AND OFFICERS
(UNAUDITED)
================================================================================

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

-------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE                  POSITION(S) HELD WITH TRUST            LENGTH OF TIME SERVED
-------------------------------------------------------------------------------------------------------
Darrin F. DelConte                               Trustee                       Since December 2001
11150 Santa Monica Blvd.,
Suite 850
Los Angeles, CA 90025
Year of Birth: 1966
-------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS                    NUMBER OF PORTFOLIOS IN               OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                  FUND COMPLEX OVERSEEN BY TRUSTEE            HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Darrin F. DelConte is                              1                                  None
Executive Vice President of
Pacific Crane Maintenance Co.
(a marine maintenance
company).
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE                  POSITION(S) HELD WITH TRUST            LENGTH OF TIME SERVED
-------------------------------------------------------------------------------------------------------
Nicholas G. Tonsich                              Trustee                       Since December 2001
11150 Santa Monica Blvd.,
Suite 850
Los Angeles, CA 90025
Year of Birth: 1961
-------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS                    NUMBER OF PORTFOLIOS IN               OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                  FUND COMPLEX OVERSEEN BY TRUSTEE            HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Nicholas G. Tonsich is a                            1                                 None
partner in Glaser, Tonsich &
Associates, LLP (a law firm).
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE                  POSITION(S) HELD WITH TRUST            LENGTH OF TIME SERVED
-------------------------------------------------------------------------------------------------------
Brian D. Horner                                  Trustee                       Since January 2005
11150 Santa Monica Blvd.,
Suite 850
Los Angeles, CA 90025
Year of Birth: 1961
-------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS                    NUMBER OF PORTFOLIOS IN               OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                  FUND COMPLEX OVERSEEN BY TRUSTEE            HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Brian D. Horner is Chairman                       1                                   None
of Venture West Funding, Inc.
(a mortgage brokerage firm)
-------------------------------------------------------------------------------------------------------

GKM FUNDS
GKM GROWTH FUND
INFORMATION REGARDING TRUSTEES AND OFFICERS
(UNAUDITED) (CONTINUED)
================================================================================
The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each executive officer of the Trust.

-------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE                  POSITION(S) HELD WITH TRUST            LENGTH OF TIME SERVED
-------------------------------------------------------------------------------------------------------
Timothy J. Wahl(1)                        President and Trustee                Since October 2001
11150 Santa Monica Blvd.,
Suite 850
Los Angeles, CA 90025
Year of Birth: 1965
-------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS                    NUMBER OF PORTFOLIOS IN               OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                  FUND COMPLEX OVERSEEN BY TRUSTEE            HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Timothy J. Wahl is President,                       1                                 None
Director and Investment
Committee Member of GKM
Advisers, LLC.
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE                  POSITION(S) HELD WITH TRUST            LENGTH OF TIME SERVED
-------------------------------------------------------------------------------------------------------
David L. Kahn                           Chief Compliance Officer              Since September 2004
11150 Santa Monica Blvd.,                       Secretary                      Since October 2001
Suite 850
Los Angeles, CA 90025
Year of Birth: 1957
-------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS                      OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                          HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------
David L. Kahn is Operations Manager                N/A
of GKM Advisers, LLC.
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE                  POSITION(S) HELD WITH TRUST            LENGTH OF TIME SERVED
-------------------------------------------------------------------------------------------------------
Robert G. Dorsey                             Vice President                    Since December 2001
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
Year of Birth: 1957
-------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS                      OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                          HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Robert G. Dorsey is a Managing                     N/A
Director of Ultimus Fund Solutions, LLC
and Ultimus Fund Distributors, LLC.
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE                  POSITION(S) HELD WITH TRUST            LENGTH OF TIME SERVED
-------------------------------------------------------------------------------------------------------
Mark J. Seger                                   Treasurer                      Since December 2001
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
Year of Birth: 1962
-------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS                      OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                          HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Mark J. Seger is a Managing                        N/A
Director of Ultimus Fund Solutions, LLC
and Ultimus Fund Distributors, LLC.
-------------------------------------------------------------------------------------------------------

(1) Mr. Wahl is an "interested person" of the Trust because he is an officer of the Trust and of the Adviser.

Additional information about members of the Board of Trustees and the executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-888-GKM-9518.

                         This page intentionally left blank.

                         This page intentionally left blank.

================================================================================

                  GKM FUNDS

                  INVESTMENT ADVISER
                  GKM Advisers, LLC
                  11150 Santa Monica Boulevard
                  Suite 850
                  Los Angeles, California  90025

                  ADMINISTRATOR
                  Ultimus Fund Solutions, LLC
                  225 Pictoria Drive
                  Suite 450
                  Cincinnati, Ohio  45246
                  1.888.GKM.9518

                  CUSTODIAN
                  US Bank, N.A.
                  425 Walnut Street
                  Cincinnati, Ohio  45202

                  BOARD OF TRUSTEES
                  Darrin F. DelConte
                  Brian D. Horner
                  Nicholas G. Tonsich
                  Timothy J. Wahl

                  OFFICERS
                  Timothy J. Wahl, President
                  Robert G. Dorsey, Vice President
                  David L. Kahn, CCO and Secretary
                  Mark J. Seger, Treasurer

================================================================================

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee. It was the consensus of the audit committee members that it is not necessary at the present time for the committee to seek to recruit an additional trustee who would qualify as an audit committee financial expert. It was the view of the committee that, if novel issues ever arise, the committee will consider hiring an expert to assist it as needed.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $12,500 and $12,000 with respect to the registrant's fiscal years ended July 31, 2008 and 2007, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,000 and $2,000 with respect to the registrant's fiscal years ended July 31, 2008 and 2007, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1)  The audit  committee  has not adopted  pre-approval  policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) With respect to the fiscal years ended July 31, 2008 and 2007, aggregate non-audit fees of $2,000 and $2,000, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GKM Funds
             -------------------------------------------------------------------

By (Signature and Title)*    /s/ Timothy J. Wahl
                           -----------------------------------------------------
                             Timothy J. Wahl, President

Date          September 30, 2008
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Timothy J. Wahl
                           -----------------------------------------------------
                             Timothy J. Wahl, President

Date          September 30, 2008
      ------------------------------------

By (Signature and Title)*    /s/ Mark J. Seger
                           -----------------------------------------------------
                             Mark J. Seger, Treasurer

Date          September 30, 2008
      ------------------------------------

* Print the name and title of each signing officer under his or her signature.